COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2014
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

16.                               COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases, the term of which are ten years or less and are renewable upon negotiation. Rental expenses under operating leases for the years ended February 29, 2012, February 28, 2013 and February 28, 2014 were $26,212,907, $32,846,710 and $41,668,122, respectively.

Future minimum payments under non-cancellable operating leases as of February 28, 2014 were as follows:

Fiscal year ending
February 2015	$41,966,395
February 2016	31,232,068
February 2017	22,272,376
February 2018	16,910,392
February 2019 and after	33,518,142

Total	$145,899,373

Contingencies

As of February 28, 2014, the Group is in the process of preparing filings and applying for permits for certain learning centers. Since the contingent liability related to not meeting the filing requirements cannot be reasonably estimated, the Group does not record any liabilities.